PERSONNEL, SOCIAL CHARGES AND BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
PERSONNEL, SOCIAL CHARGES AND BENEFITS
Schedule of personnel, social charges and benefits

	12.31.22	12.31.21
Social charges and benefits	497,568	397,906
Profit sharing	483,548	366,451
Share-based payment plans (Note 30)	77,175	109,682
Salaries and wages	39,035	35,818
Total	1,097,326	909,857

Current	1,035,652	888,324
Non-current	61,674	21,533